Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000000294 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000000294 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
C000000294 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
C000000294 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000000294 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000000294 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000000294 [Member] | Novo Nordisk A S Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000000294 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000000294 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000000294 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[1]
C000000294 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000000294 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000294 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000294 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000294 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000000294 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000294 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000294 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000000294 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000294 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000294 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000294 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000000294 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000000294 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000000294 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000294 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000172467 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000172467 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000172467 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
C000172467 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000172467 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000172467 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000172467 [Member] | Novo Nordisk A S Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000172467 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000172467 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000172467 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000172467 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000172467 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000172467 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000172467 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000172467 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000172467 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172467 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000172467 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000172467 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000172467 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172467 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000172467 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000172467 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000172467 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000172467 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000172467 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000000295 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[3]
C000000295 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[3]
C000000295 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[3]
C000000295 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000000295 [Member] | Meta Platforms Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000000295 [Member] | Berkshire Hathaway Inc Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[3]
C000000295 [Member] | Alphabet Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000000295 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000000295 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000000295 [Member] | Alphabet Inc Cl C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[3]
C000000295 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000295 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000295 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000000295 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000295 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000000295 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000000295 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000000295 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000000295 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000295 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000000295 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000295 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000296 [Member] | iShares Core S and P Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[4]
C000000296 [Member] | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000000296 [Member] | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000000296 [Member] | Qorvo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000000296 [Member] | Badger Meter Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000000296 [Member] | Teleflex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000000296 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000000296 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000000296 [Member] | BorgWarner Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000000296 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000000296 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000000296 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000296 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000000296 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000296 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000000296 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000000296 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000000296 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000000296 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000296 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000296 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000296 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000296 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000172468 [Member] | iShares Core S and P Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[5]
C000172468 [Member] | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[5]
C000172468 [Member] | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000172468 [Member] | Qorvo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000172468 [Member] | Badger Meter Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000172468 [Member] | Teleflex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000172468 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000172468 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000172468 [Member] | BorgWarner Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000172468 [Member] | Stride Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[5]
C000172468 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000172468 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000172468 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000172468 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000172468 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000172468 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000172468 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000172468 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000172468 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000172468 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000172468 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000172468 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000172468 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.